Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) [Member]	Treasury Stock (at cost) [Member]	Total Nucor Stockholders' Equity [Member]	Noncontrolling Interests [Member]
BALANCES, beginning of period at Dec. 31, 2015	$ 7,849,877	$ 151,426	$ 1,918,970	$ 7,316,910	$ (351,362)	$ (1,558,128)	$ 7,477,816	$ 372,061
BALANCES, shares at beginning of period at Dec. 31, 2015		378,566				60,604
Net earnings	900,416			796,271			796,271	104,145
Other comprehensive income (loss)	33,519				33,519		33,519
Stock options exercised	$ 15,670	$ 160	15,510				15,670
Stock options exercised (in shares)	400	400
Stock option expense	$ 7,833		7,833				7,833
Issuance of stock under award plans, net of forfeitures	35,953	$ 148	32,118			$ 3,687	35,953
Issuance of stock under award plans, net of forfeitures, shares		368				(143)
Amortization of unearned compensation	843		843				843
Treasury stock value acquired	(5,173)					$ (5,173)	(5,173)
Treasury stock shares acquired						136
Cash dividends declared	(482,265)			(482,265)			(482,265)
Distributions to noncontrolling interests	(99,588)							(99,588)
Other	(2,377)		(602)				(602)	(1,775)
BALANCES, end of period at Dec. 31, 2016	8,254,708	$ 151,734	1,974,672	7,630,916	(317,843)	$ (1,559,614)	7,879,865	374,843
BALANCES, shares at end of period at Dec. 31, 2016		379,334				60,597
Net earnings	1,380,571			1,318,688			1,318,688	61,883
Other comprehensive income (loss)	63,162				63,162		63,162
Stock options exercised	$ 7,069	$ 73	6,996				7,069
Stock options exercised (in shares)	183	183
Stock option expense	$ 8,233		8,233				8,233
Issuance of stock under award plans, net of forfeitures	37,018	$ 153	30,238			$ 6,627	37,018
Issuance of stock under award plans, net of forfeitures, shares		383				(257)
Amortization of unearned compensation	1,200		1,200				1,200
Treasury stock value acquired	(90,304)					$ (90,304)	(90,304)
Treasury stock shares acquired						1,591
Cash dividends declared	(485,895)			(485,895)			(485,895)
Distributions to noncontrolling interests	(90,974)							(90,974)
BALANCES, end of period at Dec. 31, 2017	9,084,788	$ 151,960	2,021,339	8,463,709	(254,681)	$ (1,643,291)	8,739,036	345,752
BALANCES, shares at end of period at Dec. 31, 2017		379,900				61,931
Net earnings	2,481,084			2,360,767			2,360,767	120,317
Other comprehensive income (loss)	(49,452)				(49,452)		(49,452)
Stock options exercised	$ 24,102	$ 84	14,675			$ 9,343	24,102
Stock options exercised (in shares)	543	210				(333)
Stock option expense	$ 4,563		4,563				4,563
Issuance of stock under award plans, net of forfeitures	52,313	$ 17	31,361			$ 20,935	52,313
Issuance of stock under award plans, net of forfeitures, shares		44				(762)
Amortization of unearned compensation	1,777		1,777				1,777
Treasury stock value acquired	(853,997)					$ (853,997)	(853,997)
Treasury stock shares acquired						13,726
Cash dividends declared	(487,031)			(487,031)			(487,031)
Distributions to noncontrolling interests	(56,179)							(56,179)
BALANCES, end of period at Dec. 31, 2018	$ 10,201,968	$ 152,061	$ 2,073,715	$ 10,337,445	$ (304,133)	$ (2,467,010)	$ 9,792,078	$ 409,890
BALANCES, shares at end of period at Dec. 31, 2018		380,154				74,562